CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Allowance for doubtful accounts	$ 4,070,000	$ 4,070,000	$ 772,000
Inventory reserve	225,900	223,500	192,000
Property and equipment accumulated depreciation	2,486,779	2,292,521	2,092,221
Monitoring equipment accumulated amortization	1,449,671	1,251,551	669,929
Intangible assets accumulated amortization	3,389,500	2,818,894	789,996
Current portion of long-term debt discount	9,529	375,370
Current portion of long-term debt discount	375,000	93,750
Series D 8% dividend, convertible, voting - par value	$ 0.0001
Series D 8% dividend, convertible, voting - shares designated	20,000,000	20,000,000	20,000,000
Series D liquidation preference		0	0
Common stock - par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock - shares authorized	15,000,000	15,000,000	15,000,000
Common stock - shares outstanding	10,131,629	10,093,130	3,096,642
Series D Preferred Stock [Member]
Series D 8% dividend, convertible, voting - par value		$ 0.0001	$ 0.0001	$ 0.0001
Series D 8% dividend, convertible, voting - shares designated		85,000	85,000	85,000
Series D 8% dividend, convertible, voting - shares outstanding		48,763	468	0
Series D liquidation preference			$ 467,507